Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	However, with
respect to grants of equity of the Company in general, the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation. Additionally, the Compensation Committee approves equity awards for our named executive officers on or before the date of grant, and it is the Compensation Committee’s general practice to approve annual equity awards in March of each year, except for equity awards that may occasionally be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes.

Award Timing Method	Additionally, the Compensation Committee approves
equity awards for our named executive officers on or before the date of grant, and it is the Compensation Committee’s general practice to approve annual equity awards in March of each year, except for equity awards that may occasionally be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	However, with
respect to grants of equity of the Company in general, the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false